Schedule of inventory (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Inventory Disclosure [Abstract]
Finished goods	$ 669,464	$ 866,354	$ 816,874